Investments accounted for using the equity method - Reconciliation (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments accounted for using the equity method
Opening balance	₺ 6,929,473	₺ 11,092,447
Shares of profit / (loss)	(3,499,147)	(4,139,657)	₺ 2,882,287
Remeasurements of defined termination benefit	(47,686)
Exchange differences on translation of foreign operations	185,037
Transfer from equity pickup to subsidiary		(23,406)
Contribution to capital increase		89	1,026,837
Closing balance	₺ 3,567,677	₺ 6,929,473	₺ 11,092,447